Provision for Income Taxes - Components of Benefit (Provision) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current taxes:
Netherlands, Current taxes	$ (13)	$ (7)	$ (10)
Foreign, Current taxes	(51)	(32)	(17)
Total Current taxes	(64)	(39)	(27)
Deferred taxes:
Netherlands, Deferred taxes	(4)	2	1
Foreign, Deferred taxes	172	(3)	6
Total Deferred taxes	168	(1)	7
Total benefit (provision) for income taxes	$ 104	$ (40)	$ (20)